Share-based compensation expense - Schedule of Share-based Compensation Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments, beginning balance	$ 37,585	$ 1,117
Expense recognized	60,555	42,928	$ 1,117
Reserve of share-based payments, ending balance	60,480	37,585	1,117
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	50,647	33,355	348
Incentive Plan 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incentive Plan 2014	0	361	437
Expense recognized		361	437
Tax expense from share-based payment transactions with employees	0	(5,343)	0
Share Purchase Plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	0	7,417	332
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	60,555	35,150	348
Tax expense from share-based payment transactions with employees	(75)	0	0
2019 Equity Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	50,647	33,355	348
2019 Equity Incentive Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	$ 9,908	$ 1,795	$ 0